Submission	Aug. 27, 2025
Submission [Line Items]
Central Index Key	0000892553
Registrant Name	CHART INDUSTRIES INC
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A